EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest In Other Entities [Abstract]
Balance, beginning of year	$ 24,977	$ 23,216
Additions, net of disposals	5,063	660
Acquisitions through business combinations	231	115
Share of net income	1,213	1,293
Share of other comprehensive income	515	430
Distributions received	(732)	(675)
Foreign exchange	727	(62)
Balance, end of year	$ 31,994	$ 24,977